                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                            VARIABLE LIFE ACCOUNT C

          SUPPLEMENT DATED DECEMBER 29, 2000 TO MAY 1, 2000 PROSPECTUS

The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2000 and replaces the Supplement X.INGS2-00 dated August 21, 2000. You should read this supplement along with the prospectus.

    - Effective November 17, 2000, Aetna Life Insurance and Annuity Company's ("ALIAC") broker-dealer subsidiary, Aetna Investment Services, Inc. (which was subsequently converted to Aetna Investment Services, LLC) ("AIS"), became the principal underwriter for the securities sold under the prospectus. AIS, a Delaware limited liability company, is registered as a broker-dealer with the Securities and Exchange Commission. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. ALIAC is no longer a registered broker-dealer.

    - On December 13, 2000, ALIAC became an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"). ING is a global financial institution active in the fields of insurance, banking and asset management. The terms of your contract will not be affected by this change in ownership. In the future, you may begin to see the use of the ING lion logo on our printed materials.

    - The following information updates and replaces the third paragraph of the "The Company and Management" section on page 23 of the prospectus:

      The following are the Directors and Executive Officers of Aetna Life Insurance and Annuity Company.*

       NAME AND ADDRESS              POSITION WITH COMPANY       BUSINESS EXPERIENCE DURING PAST 5 YEARS
-------------------------------  -----------------------------  -----------------------------------------
Thomas J. McInerney**            Director, President and        President (since September 2000) -- Aetna
                                 Alternate Member of Executive  Life Insurance and Annuity Company, Aetna
                                 Committee (Principal           Retirement Holdings, Inc., Aetna
                                 Executive Officer)             Investment Adviser Holding Company, Inc.,
                                                                Aetna Retail Holding Company, Inc., Aetna
                                                                Services Holding Company, Inc., Aetna
                                                                Retirement Services, Inc.; President
                                                                (since September 1997) -- Aetna Insurance
                                                                Company of America; Executive Vice
                                                                President (August 1997 -- November 2000)
                                                                -- Aetna Inc.; President (October 1998 --
                                                                May 2000) -- Aetna Investment Adviser
                                                                Holding Company, Inc., Aetna Retail
                                                                Holding Company, Inc., Aetna Services
                                                                Holding Company, Inc.; President (April
                                                                1998 -- May 2000) -- Aetna Retirement
                                                                Services, Inc.; President (September 1997
                                                                -- May 2000) -- Aetna Life Insurance and
                                                                Annuity Company, Aetna Retirement
                                                                Holdings, Inc.; Vice President, Strategy
                                                                (March 1997 -- August 1997) -- Aetna
                                                                Inc., Aetna Services, Inc. and Aetna Life
                                                                Insurance Company; Vice President, Sales
                                                                (December 1996 -- March 1997) and Vice
                                                                President, National Accounts (April 1996
                                                                --March 1997) -- Aetna US Healthcare
                                                                Inc.; Vice President, Strategy, Finance,
                                                                &

X.89953-00                                                         December 2000

       NAME AND ADDRESS              POSITION WITH COMPANY       BUSINESS EXPERIENCE DURING PAST 5 YEARS
-------------------------------  -----------------------------  -----------------------------------------
                                                                Administration (July 1995 -- April 1996)
                                                                -- Aetna Inc.

Wayne R. Huneke***               Director                       Director (since December 2000) of Aetna
                                                                Life Insurance and Annuity Company, Aetna
                                                                Insurance Company of America, Aetna
                                                                Retirement Services, Inc., and Aetna
                                                                Retirement Holdings, Inc.; General
                                                                Manager and Chief Financial Officer
                                                                (October 2000 -- present) ING Americas;
                                                                Senior Executive Vice President (May 1999
                                                                -- present) ReliaStar Financial Corp;
                                                                Senior Vice President Financial Markets
                                                                (November 1997 -- May 1999) ReliaStar
                                                                Financial Corp.; Senior Vice President,
                                                                Chief Financial Officer and Treasurer
                                                                (August 1994 -- November 1997) ReliaStar
                                                                Financial Corp.

Philip R. Lowery***              Director                       Director (since December 2000) of Aetna
                                                                Life Insurance and Annuity Company, Aetna
                                                                Insurance Company of America, Aetna
                                                                Retirement Services, Inc., and Aetna
                                                                Retirement Holdings, Inc.; General
                                                                Manager & Chief Actuary (November 2000 --
                                                                present) ING America Ins. Holdings, Inc.;
                                                                Director (February 2000 -- present)
                                                                Midwestern United Life Insurance Company;
                                                                Director (1999 -- present) of First
                                                                Columbine Life Insurance Company,
                                                                Security Life of Denver Insurance
                                                                Company, Equitable Life Insurance Company
                                                                of Iowa, USG Annuity & Life Company,
                                                                Equitable American Life Insurance
                                                                Company, Golden American Life Insurance
                                                                Company, Southland Life Insurance
                                                                Company, and Life of Georgia Insurance
                                                                Company; Executive Vice President,
                                                                General Manager, Actuarial/Risk (1999 --
                                                                present) ING North America Insurance
                                                                Corp.; First Executive Vice President
                                                                (1999 -- November 2000) ING America
                                                                Insurance Holdings, Inc.; Senior Vice
                                                                President & Actuary (since 1990) ING
                                                                America Life.

Robert C. Salipante****          Director                       Director (since December 2000) of Aetna
                                                                Life Insurance and Annuity Company, Aetna
                                                                Insurance Company of America, Aetna
                                                                Retirement Services, Inc., and Aetna
                                                                Retirement Holdings, Inc.; General
                                                                Manager and Chief Executive Officer (2000
                                                                -- present) ING; President and Chief
                                                                Operating Officer (1999 -- 2000)
                                                                ReliaStar Financial Corp.; Senior Vice
                                                                President -- Personal Financial Services
                                                                (1996 -- present) ReliaStar Financial
                                                                Corp.; Senior Vice President -- Strategic
                                                                Marketing and Technology (1994 -- 1996)
                                                                ReliaStar Financial Corp.

       NAME AND ADDRESS              POSITION WITH COMPANY       BUSINESS EXPERIENCE DURING PAST 5 YEARS
-------------------------------  -----------------------------  -----------------------------------------
Mark A. Tullis***                Director                       Director (since December 2000) of Aetna
                                                                Life Insurance and Annuity Company, Aetna
                                                                Insurance Company of America, Aetna
                                                                Retirement Services, Inc., and Aetna
                                                                Retirement Holdings, Inc.; General
                                                                Manager and Chief of Staff (November 2000
                                                                --present) ING North America Insurance
                                                                Corporation; Director (February 2000 --
                                                                present) First ING Life Insurance Company
                                                                of New York; Director, President and
                                                                Treasurer (2000 -- present) Quichot,
                                                                Inc.; Director (2000 -- present) of
                                                                Nordic Insurance Company of Canada,
                                                                Halifax Insurance Company, Commerce Group
                                                                Insurance Company, ING Western Union
                                                                Insurance Company, ING Wellington
                                                                Insurance Company, ING Novex Insurance
                                                                Company Canada, ING Canada P & C, Inc.,
                                                                ING Canada, Inc.; Director (1999 --
                                                                present) of Equitable American Life
                                                                Insurance Company, USG Annuity and Life
                                                                Company, Equitable Life Insurance Company
                                                                of Iowa, First Columbine Life Insurance
                                                                Company, Security Life of Denver
                                                                Insurance Company, Southland Life
                                                                Insurance Company, Life of Georgia
                                                                Insurance Company; Executive Vice
                                                                President, General Manager Strategy and
                                                                Operations (1999 -- November 2000) ING
                                                                North America Insurance Corporation;
                                                                Executive Vice President (June 1994 --
                                                                August 1999) Primerica.

Michael W. Cunningham***         Senior Vice President and      Senior Vice President and Chief Financial
                                 Chief Financial Officer        Officer (December 2000 -- present) of
                                                                Aetna Life Insurance and Annuity Company,
                                                                Aetna Retirement Services, Inc., and
                                                                Aetna Retirement Holdings, Inc.; Senior
                                                                Vice President (December 2000 -- present)
                                                                Aetna Insurance Company of America;
                                                                Director (July 1999 -- present) Equitable
                                                                American Life Insurance Company, USG
                                                                Annuity & Life Company, Equitable Life
                                                                Insurance Company of Iowa; Director and
                                                                President (April 26, 1999 -- present)
                                                                Equitable of Iowa Companies, Inc.;
                                                                Director (April 21, 1999 -- present) of
                                                                ING Seguros, S.A. de C.V., Pensiones
                                                                Bital, S.A., Seguros Bital, S.A. de C.V.,
                                                                Grupo Financiero Bital; Director (April
                                                                6, 1999 -- present) First Golden American
                                                                Life Insurance Company; Director (April
                                                                4, 1999 -- present) Golden American Life
                                                                Insurance Company; Director (August 28,
                                                                1998 -- present) Canadian Group
                                                                Underwriters Insurance Company; Director
                                                                (August 18, 1998 -- present) of Life of

       NAME AND ADDRESS              POSITION WITH COMPANY       BUSINESS EXPERIENCE DURING PAST 5 YEARS
-------------------------------  -----------------------------  -----------------------------------------
                                                                Georgia Agency, Inc.; Executive Vice
                                                                President and Chief Financial Officer
                                                                (August 3, 1998 -- present) Lion II
                                                                Custom Investments LLC; Executive Vice
                                                                President (April 7, 1998 -- present)
                                                                Security Life of Denver Insurance
                                                                Company; Director and President (February
                                                                10, 1998 -- present) GAC Capital, Inc.;
                                                                Director (January 30, 1998 -- present) of
                                                                Life Insurance Company of Georgia and
                                                                Southland Life Insurance Company;
                                                                Executive Vice President and Chief
                                                                Financial Officer (January 1, 1998 --
                                                                present) Lion Custom Investments LLC;
                                                                Director, Executive Vice President
                                                                (October 1997 -- present) Security Life
                                                                Assignment Corporation; Director (May 19,
                                                                1997 -- present) First ING Life Insurance
                                                                Company of New York; Director (November
                                                                19, 1996 -- present) NN Life Insurance
                                                                Company of Canada; Director (September
                                                                20, 1996 -- present) ING Canada IARD
                                                                Inc.; Director (July 30, 1996 -- present)
                                                                Midwestern United Life Insurance Company;
                                                                Director (May 15, 1995 -- present)
                                                                Security Life of Denver Insurance
                                                                Company; Executive Vice President & Chief
                                                                Financial Officer (January 5, 1995 --
                                                                present) Orange Investment Enterprises,
                                                                Inc.; Executive Vice President, Chief
                                                                Financial Officer & Treasurer (March 8,
                                                                1994 -- present) ING North America
                                                                Insurance Corporation; Executive Vice
                                                                President and Chief Financial Officer
                                                                (September 27, 1994 -- present) Lion
                                                                Custom Investments, Inc.; Director,
                                                                President, Treasurer (1999 -- 2000)
                                                                Quichot, Inc.; Director (August 28, 1998
                                                                --November 2000) The Nordic Insurance
                                                                Company of Canada; Executive Vice
                                                                President, Chief Financial Officer (April
                                                                25, 1998 -- November 2000) ING America
                                                                Insurance Holdings, Inc.; Director
                                                                (February 26, 1997 -- November 2000)
                                                                Western Union Insurance Company; Director
                                                                (November 18, 1996 -- November 2000) of
                                                                The Commerce Group Insurance Company, The
                                                                Halifax Insurance Company, and Wellington
                                                                Insurance Company; Director and Vice
                                                                President (January 1, 1992 -- November
                                                                2000) ING Canada Holdings Inc.

Kathleen A. Murphy**             Senior Vice President and      Senior Vice President and Deputy General
                                 Deputy General Counsel         Counsel (December 2000 -- present) Aetna
                                                                Life Insurance and Annuity Company; Vice
                                                                President, Deputy General Counsel (June
                                                                1987 -- December 2000) Aetna Inc.

       NAME AND ADDRESS              POSITION WITH COMPANY       BUSINESS EXPERIENCE DURING PAST 5 YEARS
-------------------------------  -----------------------------  -----------------------------------------
Deborah Koltenuk**               Vice President and Corporate   Vice President, Treasurer and Chief
                                 Controller                     Financial Officer (since May 2000) --
                                                                Aetna Investment Services, Inc., as of
                                                                November 28, 2000 Aetna Investment
                                                                Services LLC; Vice President and
                                                                Corporate Controller (since May 2000) and
                                                                Treasurer (May 2000 -- December 2000) --
                                                                Aetna Life Insurance and Annuity Company;
                                                                Treasurer (since June 2000) --
                                                                Systematized Benefits Administrators,
                                                                Inc.; Vice President, Corporate
                                                                Controller and Assistant Treasurer (since
                                                                July 1999) -- Aetna Retirement Services,
                                                                Inc.; Vice President, Corporate
                                                                Controller and Assistant Treasurer (since
                                                                June 1999) -- Aetna Investment Adviser
                                                                Holding Company, Inc., Aetna Retail
                                                                Holding Company, Inc., Aetna Services
                                                                Holding Company, Inc., Aetna Life
                                                                Insurance and Annuity Company, Aetna
                                                                Retirement Holdings, Inc.; Vice President
                                                                and Corporate Controller (since July
                                                                1999) -- Aetna Insurance Company of
                                                                America; Assistant Treasurer (July 1999
                                                                -- December 2000) -- Aetna Insurance
                                                                Company of America; Vice President,
                                                                Corporate Controller and Assistant
                                                                Treasurer (April 1999 -- July 1999) --
                                                                Aetna Retirement Services, Inc.; Vice
                                                                President, Treasurer and Corporate
                                                                Controller (October 1998 -- June 1999) --
                                                                Aetna Investment Adviser Holding Company,
                                                                Inc., Aetna Retail Holding Company, Inc.,
                                                                Aetna Services Holding Company, Inc.;
                                                                Vice President and Controller (April 1997
                                                                -- April 1999) -- Aetna Retirement
                                                                Services, Inc.; Vice President, Treasurer
                                                                and Corporate Controller (April 1997 --
                                                                June 1999) -- Aetna Insurance Company of
                                                                America; Vice President, Treasurer and
                                                                Corporate Controller (July 1996 -- June
                                                                1999) -- Aetna Life Insurance and Annuity
                                                                Company; Vice President, Treasurer and
                                                                Corporate Controller (September 1996 --
                                                                June 1999) -- Aetna Retirement Holdings,
                                                                Inc.; Vice President and Treasurer,
                                                                Corporate Controller (April 1997 -- June
                                                                1999) Aetna Insurance Company of America;
                                                                Vice President, Investment Financial
                                                                Reporting and Securities Operations
                                                                (April 1996 -- July 1996) Aetna Life
                                                                Insurance Company; Vice President,
                                                                Investment Planning and Financial
                                                                Reporting (October 1994 -- April 1996) --
                                                                The Aetna Casualty and Surety Company and
                                                                The Standard Fire and Insurance Company.

Brian Murphy**                   Vice President and Chief       Vice President and Chief Compliance
                                 Compliance Officer             Officer (since May 2000) -- Aetna Life
                                                                Insurance and Annuity Company; Chief
                                                                Compliance Officer

       NAME AND ADDRESS              POSITION WITH COMPANY       BUSINESS EXPERIENCE DURING PAST 5 YEARS
-------------------------------  -----------------------------  -----------------------------------------
                                                                (since June 2000) -- Systematized
                                                                Benefits Administrators, Inc.

   * Directors, officers and employees of the Company are covered by a blanket fidelity bond issued to ING Groep N.V. in an amount in excess of $60 million issued by Lloyds of London.

  ** The address of all these Directors and Officers is 151 Farmington Avenue,
     Hartford, Connecticut. These individuals may also be directors and/or officers of other affiliates of the Company.

 *** The address of these Directors and Officers is 5780 Powers Ferry Road, NW,
     Atlanta, Georgia 30327-4390. These individuals may also be directors and/or officers of other affiliates of the Company.

**** The address of this Director is 20 Washington Avenue South, Minneapolis,
     Minnesota 55401. This individual may also be a director and/or an officer of other affiliates of the Company.

    - The following information updates and replaces the "Legal Matters and Proceedings" subsection on page 26 of the prospectus:

      LEGAL MATTERS AND PROCEEDINGS

      We are aware of no material legal proceedings pending which involve the Separate Account as a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.

      In recent years, several life insurance and annuity companies have been named as defendants in class action lawsuits, relating to life insurance and annuity pricing and sales practices. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company intends to defend this action vigorously.

      The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

    - The following information is added to the "Financial Statements" section on Page 36 of the prospectus:

                              FINANCIAL STATEMENTS
                            VARIABLE LIFE ACCOUNT C

          INDEX TO FINANCIALS FOR THE PERIOD ENDED SEPTEMBER 30, 2000

                                                                    PAGE
                                                                  --------

    Statement of Assets and Liabilities as of September 30, 2000
      (unaudited)...............................................    S-22

    Statement of Operations and Statement of Changes in Net
      Assets for the   Period ended September 30, 2000
      (unaudited)...............................................    S-24

    Condensed Financial Information as of September 30, 2000
      (unaudited)...............................................    S-25

    Notes to Financial Statements (unaudited)...................    S-26

VARIABLE LIFE ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2000 (Unaudited)
ASSETS:
Investments, at net asset value: (Note 1)

                                                            NET
                                     SHARES      COST    ASSETS
                                     ------      ----    ------
  Aetna Balanced VP, Inc.:           2,046   $ 32,117  $ 31,894
  Aetna Bond VP:                       537      6,697     6,785
  Aetna Crossroads VP:                   4         60        61
  Aetna Growth and Income VP:        1,776     54,369    51,210
  Aetna Index Plus Large Cap VP:     5,781    111,799   114,180
  Aetna Legacy VP:                     208      2,639     2,677
  Aetna Money Market VP:               400      5,261     5,362
  Fidelity Investments Variable
    Insurance Products Fund:
    Equity-Income Portfolio:           734     17,489    18,022
  Fidelity Investments Variable
    Insurance Products Fund II:
    Contrafund Portfolio:            1,274     32,265    32,370
  Janus Aspen Series:
    Aggressive Growth Portfolio:       674     36,731    35,635
    Balanced Portfolio:              1,005     26,094    25,264
    Growth Portfolio:                1,186     37,040    37,870
    Worldwide Growth Portfolio:      1,124     51,058    47,730
  Oppenheimer Funds:
    Global Securities Fund/VA:          14        432       434
    Strategic Bond Fund/VA:            255      1,227     1,201
  Portfolio Partners, Inc. (PPI):
    PPI MFS Capital Opportunities
      Portfolio:                       194      9,887     9,898
    PPI MFS Emerging Equities
      Portfolio:                        37      2,807     2,784
    PPI MFS Research Growth
      Portfolio:                        49        684       730
    PPI Scudder International
      Growth Portfolio:                 47        992       893
    PPI T. Rowe Price Growth Equity
      Portfolio:                        19      1,239     1,273
                                             --------  --------
NET ASSETS                                   $430,887  $426,273
                                             ========  ========

NET ASSETS REPRESENTED BY:

POLICYHOLDERS' ACCOUNT VALUES: (Notes 1 and 6)

  AETNA BALANCED VP, INC.:
    Policyholders' account values.................  $ 31,894
  AETNA BOND VP:
    Policyholders' account values.................     6,785
  AETNA CROSSROADS VP:
    Policyholders' account values.................        61
  AETNA GROWTH AND INCOME VP:
    Policyholders' account values.................    51,210
  AETNA INDEX PLUS LARGE CAP VP:
    Policyholders' account values.................   114,180
  AETNA LEGACY VP:
    Policyholders' account values.................     2,677
  AETNA MONEY MARKET VP:
    Policyholders' account values.................     5,362

VARIABLE LIFE ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2000 (Unaudited and continued):

  FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
    FUND:
    EQUITY-INCOME PORTFOLIO:
      Policyholders' account values...............  $ 18,022
  FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS
    FUND II:
    CONTRAFUND PORTFOLIO:
      Policyholders' account values...............    32,370
  JANUS ASPEN SERIES:
    AGGRESSIVE GROWTH PORTFOLIO:
      Policyholders' account values...............    35,635
    BALANCED PORTFOLIO:
      Policyholders' account values...............    25,264
    GROWTH PORTFOLIO:
      Policyholders' account values...............    37,870
    WORLDWIDE GROWTH PORTFOLIO:
      Policyholders' account values...............    47,730
  OPPENHEIMER FUNDS:
    GLOBAL SECURITIES FUND/VA:
      Policyholders' account values...............       434
    STRATEGIC BOND FUND/VA:
      Policyholders' account values...............     1,201
  PORTFOLIO PARTNERS, INC. (PPI):
    PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO:
      Policyholders' account values...............     9,898
    PPI MFS EMERGING EQUITIES PORTFOLIO:
      Policyholders' account values...............     2,784
    PPI MFS RESEARCH GROWTH PORTFOLIO:
      Policyholders' account values...............       730
    PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
      Policyholders' account values...............       893
    PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
      Policyholders' account values...............     1,273
                                                    --------
                                                    $426,273
                                                    ========

See Notes to Financial Statements

VARIABLE LIFE ACCOUNT C

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                   PERIOD ENDED
                                                                SEPTEMBER 30, 2000
                                                                ------------------
                                                                    (UNAUDITED)
                                                                    -----------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends.................................................          $26,924
Expenses: (Notes 2 and 5)
  Valuation period deductions...............................           (2,299)
                                                                      -------
Net investment income.......................................          $24,625
                                                                      -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and
  5)
  Proceeds from sales.......................................          $81,321
  Cost of investments sold..................................           77,225
                                                                      -------
    Net realized gain on investments........................            4,096
                                                                      -------
Net unrealized gain (loss) on investments: (Note 5)
  Beginning of period.......................................                0
  End of period.............................................           (4,614)
                                                                      -------
    Net change in unrealized gain on investments............           (4,614)
                                                                      -------
Net realized and unrealized gain on investments.............             (518)
                                                                      -------
Net increase in net assets resulting from operations........          $24,107
                                                                      =======

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                   PERIOD ENDED
                                                                SEPTEMBER 30, 2000
                                                                ------------------
                                                                    (UNAUDITED)
                                                                    -----------
FROM OPERATIONS:
Net investment income.......................................         $ 24,625
Net realized gain on investments............................            4,096
Net change in unrealized loss on investments................           (4,614)
                                                                     --------
Net increase in net assets resulting from operations........           24,107
                                                                     --------
FROM UNIT TRANSACTIONS:
Variable life premium payments..............................          230,709
Transfer from Separate Account Variable Life B..............          230,380
Transfer to the Company's other separate accounts...........          (23,235)
Redemptions by policyholders................................          (34,757)
Other.......................................................             (931)
                                                                     --------
  Net increase (decrease) in net assets from unit
    transactions (Note 6) ..................................          402,166
                                                                     --------
Change in net assets........................................          426,273
NET ASSETS:
Beginning of period.........................................                0
                                                                     --------
End of period...............................................         $426,273
                                                                     ========

See Notes to Financial Statements

VARIABLE LIFE ACCOUNT C
CONDENSED FINANCIAL INFORMATION -- Period Ended September 30, 2000 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------------
                                                               Value
                                                             Per Unit            Increase (Decrease)       Units
                                                             --------                in Value of        Outstanding     Reserves
                                                      Beginning        End          Accumulation           at End        at End
                                                      of Period     of Period           Unit             of Period      of Period
---------------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:
NYSUT Individual Life                                  $15.582       $15.649                0.43%(1)      2,038.0       $ 31,894
---------------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:
NYSUT Individual Life                                   11.284        11.771                4.32%(1)        576.4          6,785
---------------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:
NYSUT Individual Life                                   13.505        13.480              (0.19%)(1)          4.6             61
---------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:
NYSUT Individual Life                                   15.996        15.469              (3.29%)(1)      3,310.5         51,210
---------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:
NYSUT Individual Life                                   19.489        19.186              (1.55%)(1)      5,951.3        114,180
---------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:
NYSUT Individual Life                                   13.057        13.214                1.20%(1)        202.6          2,677
---------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:
NYSUT Individual Life                                   11.489        11.756                2.32%(1)        456.1          5,362
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO:
NYSUT Individual Life                                   13.549        14.233                5.05%(1)      1,266.3         18,022
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II:
CONTRAFUND PORTFOLIO:
NYSUT Individual Life                                   18.891        18.788              (0.55%)(1)      1,722.9         32,370
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO:
NYSUT Individual Life                                   34.576        34.185              (1.13%)(1)      1,042.4         35,635
---------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO:
NYSUT Individual Life                                   19.164        19.012              (0.79%)(1)      1,328.9         25,264
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
NYSUT Individual Life                                   22.924        22.471              (1.98%)(1)      1,685.3         37,870
---------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO:
NYSUT Individual Life                                   24.554        22.657              (7.73%)(1)      2,106.6         47,730
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
GLOBAL SECURITIES FUND/VA:
NYSUT Individual Life                                   18.601        18.436              (0.89%)(1)         23.5            434
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:
NYSUT Individual Life                                   10.230        10.461                2.26%(1)        114.8          1,201
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO:
NYSUT Individual Life                                   18.378        18.183              (1.06%)(1)        544.4          9,898
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO:
NYSUT Individual Life                                   21.989        19.441             (11.59%)(1)        143.2          2,784
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO:
NYSUT Individual Life                                   16.074        16.514                2.74%(1)         44.2            730
---------------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
NYSUT Individual Life                                   18.123        16.033             (11.53%)(1)         55.7            893
---------------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
NYSUT Individual Life                                   14.768        15.186                2.83%(1)         83.8          1,273
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                   $426,273
=================================================================================================================================

                  (1)   - Funds were transferred from the Separate Account Variable
                        Life B May 1, 2000.

VARIABLE LIFE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- September 30, 2000 (Unaudited)

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Variable Life Account C (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with the variable life insurance contracts as defined under the Internal Revenue Code of 1986, as amended. The Account commenced operations on May 1, 2000.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   A. VALUATION OF INVESTMENTS

   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on September 30, 2000:

   Aetna Balanced VP, Inc.                             Oppenheimer Funds:
   Aetna Bond VP                                       - Global Securities Fund/VA
   Aetna Crossroads VP                                 - Strategic Bond Fund/VA
   Aetna Growth and Income VP                          Portfolio Partners, Inc. (PPI):
   Aetna Index Plus Large Cap VP                       - PPI MFS Capital Opportunities Portfolio
   Aetna Legacy VP                                     - PPI MFS Emerging Equities Portfolio
   Aetna Money Market VP                               - PPI MFS Research Growth Portfolio
   Fidelity Investments Variable Insurance Products    - PPI Scudder International Growth Portfolio
   Fund:                                               - PPI T. Rowe Price Growth Equity Portfolio
   - Equity-Income Portfolio
   Fidelity Investments Variable Insurance Products
   Fund II:
   - Contrafund Portfolio
   Janus Aspen Series:
   - Aggressive Growth Portfolio
   - Balanced Portfolio
   - Growth Portfolio
   - Worldwide Growth Portfolio

   B. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   C. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

2.  VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

VARIABLE LIFE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- September 30, 2000 (Unaudited and continued):

3.  DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

4.  PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended September 30, 2000 aggregated $277,732 and $81,321.

VARIABLE LIFE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- September 30, 2000 (Unaudited and continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                                                                          Net
                                                                                        Realized
                                                                                          Gain
                                                  Valuation    Proceeds   Cost of        (Loss)
                                                   Period       from      Investments      on
PERIOD ENDED SEPTEMBER 30, 2000       Dividends   Deductions    Sales       Sold        Investments
 -------------------------------------------------------------------------------------------------
 AETNA BALANCED VP, INC.:               $738         ($144)    $8,970       $8,476          $494
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 AETNA BOND VP:                           75           (34)     1,005        1,034           (29)
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 AETNA CROSSROADS VP:                      0             0         43           43             0
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 AETNA GROWTH AND INCOME VP:           1,877          (263)     6,296        6,826          (530)
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 AETNA INDEX PLUS LARGE CAP VP:        4,746          (607)     7,980        7,242           738
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 AETNA LEGACY VP:                         40           (12)       806          798             8
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 AETNA MONEY MARKET VP:                1,143           (75)    23,782       24,111          (329)
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND:
   EQUITY-INCOME PORTFOLIO:            1,258           (93)     7,137        8,363        (1,226)
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND II:
   CONTRAFUND PORTFOLIO:               3,537          (188)     2,077        2,023            54
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO:        3,099          (154)     7,382        6,288         1,094
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
   BALANCED PORTFOLIO:                 2,529          (170)     2,225        2,006           219
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
   GROWTH PORTFOLIO:                   2,650          (228)     3,833        3,084           749
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
   WORLDWIDE GROWTH PORTFOLIO:         3,667          (255)     7,743        5,266         2,477
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 OPPENHEIMER FUNDS:
   GLOBAL SECURITIES FUND/VA:              2             0         51           52            (1)
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
   STRATEGIC BOND FUND/VA:                71            (6)       222          226            (4)
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES
    PORTFOLIO:(1)                      1,269           (46)       799          596           203
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
   PPI MFS EMERGING EQUITIES
    PORTFOLIO:                            24           (12)       421          319           102
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
   PPI MFS RESEARCH GROWTH
    PORTFOLIO:                            51            (4)       132          105            27
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
   PPI SCUDDER INTERNATIONAL GROWTH
    PORTFOLIO:                            52            (2)        79           92           (13)
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
   PPI T. ROWE PRICE GROWTH EQUITY
    PORTFOLIO:                            96            (6)       338          275            63
 Policyholders' account values
 -------------------------------------------------------------------------------------------------
 TOTAL VARIABLE LIFE ACCOUNT C        $26,924      ($2,299)    $81,321     $77,225        $4,096
 =================================================================================================

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.


                                                               Net
                                        Net Unrealized       Change in     Net Increase
                                         Gain (Loss)         Unrealized    (Decrease) in
                                     --------------------      Gain        Net Assets
                                     Beginning     End        (Loss)       Resulting
                                      of           of           on           from
                                     Period      Period      Investments   Operations
----------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:                $0         ($223)       ($223)          $865
Policyholders' account values
----------------------------------------------------------------------------------------
AETNA BOND VP:                           0            88           88            100
Policyholders' account values
----------------------------------------------------------------------------------------
AETNA CROSSROADS VP:                     0             1            1              1
Policyholders' account values
----------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:              0        (3,159)      (3,159)        (2,075)
Policyholders' account values
----------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:           0         2,381        2,381          7,258
Policyholders' account values
----------------------------------------------------------------------------------------
AETNA LEGACY VP:                         0            38           38             74
Policyholders' account values
----------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:                   0           101          101            840
Policyholders' account values
----------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO:               0           533          533            472
Policyholders' account values
----------------------------------------------------------------------------------------
FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS FUND II:
  CONTRAFUND PORTFOLIO:                  0           105          105          3,508
Policyholders' account values
----------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO:           0        (1,096)      (1,096)         2,943
Policyholders' account values
----------------------------------------------------------------------------------------
  BALANCED PORTFOLIO:                    0          (830)        (830)         1,748
Policyholders' account values
----------------------------------------------------------------------------------------
  GROWTH PORTFOLIO:                      0           830          830          4,001
Policyholders' account values
----------------------------------------------------------------------------------------
  WORLDWIDE GROWTH PORTFOLIO:            0        (3,328)      (3,328)         2,561
Policyholders' account values
----------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
  GLOBAL SECURITIES FUND/VA:             0             2            2              3
Policyholders' account values
----------------------------------------------------------------------------------------
  STRATEGIC BOND FUND/VA:                0           (26)         (26)            35
Policyholders' account values
----------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES
   PORTFOLIO:(1)                         0            11           11          1,437
Policyholders' account values
----------------------------------------------------------------------------------------
  PPI MFS EMERGING EQUITIES
   PORTFOLIO:                            0           (23)         (23)            91
Policyholders' account values
----------------------------------------------------------------------------------------
  PPI MFS RESEARCH GROWTH
   PORTFOLIO:                            0            46           46            120
Policyholders' account values
----------------------------------------------------------------------------------------
  PPI SCUDDER INTERNATIONAL GROWTH
   PORTFOLIO:                            0           (99)         (99)           (62)
Policyholders' account values
----------------------------------------------------------------------------------------
  PPI T. ROWE PRICE GROWTH EQUITY
   PORTFOLIO:                            0            34           34            187
Policyholders' account values
----------------------------------------------------------------------------------------
TOTAL VARIABLE LIFE ACCOUNT C           $0       ($4,614)     ($4,614)       $24,107
========================================================================================

VARIABLE LIFE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS




                                                                    Net             Net
                                                     Net         Change in        Increase
                                                   Realized      Unrealized      (Decrease)                Net Assets
                                        Net       Gain (Loss)    Gain (Loss)    in Net Assets         --------------------
                                      Investment      on             on          from Unit            Beginning     End
 PERIOD ENDED SEPTEMBER 30, 2000      Income       Investments   Investments    Transactions          of Period      of Period
 -------------------------------------------------------------------------------------------------------------------------
 AETNA BALANCED VP, INC.:                $594          $494           ($223)         $31,029             $0        $31,894
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 AETNA BOND VP:                            41           (29)             88            6,685              0          6,785
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 AETNA CROSSROADS VP:                       0             0               1               60              0             61
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 AETNA GROWTH AND INCOME VP:            1,614          (530)         (3,159)          53,285              0         51,210
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 AETNA INDEX PLUS LARGE CAP VP:         4,139           738           2,381          106,922              0        114,180
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 AETNA LEGACY VP:                          28             8              38            2,603              0          2,677
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 AETNA MONEY MARKET VP:                 1,068          (329)            101            4,522              0          5,362
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO:               1,165        (1,226)            533           17,550              0         18,022
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS VARIABLE
  INSURANCE PRODUCTS FUND II:
   CONTRAFUND PORTFOLIO:                3,349            54             105           28,862              0         32,370
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO:         2,945         1,094          (1,096)          32,692              0         35,635
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
   BALANCED PORTFOLIO:                  2,360           219            (830)          23,515              0         25,264
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
   GROWTH PORTFOLIO:                    2,422           749             830           33,869              0         37,870
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
   WORLDWIDE GROWTH PORTFOLIO:          3,411         2,477          (3,328)          45,170              0         47,730
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER FUNDS:
   GLOBAL SECURITIES FUND/VA:               2            (1)              2              431              0            434
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
   STRATEGIC BOND FUND/VA:                 65            (4)            (26)           1,166              0          1,201
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES
    PORTFOLIO:(1)                       1,223           203              11            8,461              0          9,898
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
   PPI MFS EMERGING EQUITIES
    PORTFOLIO:                             12           102             (23)           2,693              0          2,784
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
   PPI MFS RESEARCH GROWTH
    PORTFOLIO:                             47            27              46              610              0            730
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
   PPI SCUDDER INTERNATIONAL GROWTH
    PORTFOLIO:                             50           (13)            (99)             955              0            893
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
   PPI T. ROWE PRICE GROWTH EQUITY
    PORTFOLIO:                             90            63              34            1,086              0          1,273
 Policyholders' account values
 -------------------------------------------------------------------------------------------------------------------------
 TOTAL VARIABLE LIFE ACCOUNT C        $24,625        $4,096         ($4,614)        $402,166             $0       $426,273
 =========================================================================================================================

 (1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

              INDEX TO QUARTERLY CONSOLIDATED FINANCIAL STATEMENTS

                                                                PAGE
                                                              --------
Consolidated Financial Statements:

  Consolidated Statements of Income for the Three-Month and
    Nine-Month Periods Ended September 30, 2000 and 1999
    (unaudited).............................................    F-34

  Consolidated Balance Sheets as of September 30, 2000
    (unaudited) and December 31, 1999.......................    F-35

  Consolidated Statements of Changes in Shareholder's Equity
    for the Nine Month Periods Ended September 30, 2000 and
    1999 (unaudited)........................................    F-36

  Consolidated Statements of Cash Flows for the Nine Month
    Periods Ended September 30, 2000 and 1999
    (unaudited).............................................    F-37

  Condensed Notes to Consolidated Financial Statements
    (unaudited).............................................    F-38

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (MILLIONS)

                                                              THREE MONTHS
                                                                  ENDED           NINE MONTHS ENDED
                                                              SEPTEMBER 30,         SEPTEMBER 30,
                                                           -------------------   -------------------
                                                             2000       1999       2000       1999
                                                           --------   --------   --------   --------
                                                               (UNAUDITED)           (UNAUDITED)
Revenue:
  Premiums...............................................   $ 41.8     $ 44.2    $  117.1   $   86.6
  Charges assessed against policyholders.................    119.9       98.6       351.0      283.1
  Net investment income..................................    231.9      230.6       681.5      668.8
  Net realized capital losses............................    (11.2)     (11.1)      (23.1)      (5.4)
  Other income...........................................     44.0       20.1       117.5       82.5
                                                            ------     ------    --------   --------
Total revenue............................................    426.4      382.4     1,244.0    1,115.6

Benefits and expenses:
  Current and future benefits............................    199.8      201.8       598.3      564.0
  Operating expenses:
    Salaries and related benefits........................     52.3       35.0       144.0      107.7
    Other................................................     60.1       54.0       166.4      155.1
  Amortization of deferred policy acquisition costs......     36.8       25.9        96.4       77.6
                                                            ------     ------    --------   --------
Total benefits and expenses..............................    349.0      316.7     1,005.1      904.4
                                                            ------     ------    --------   --------
Income from continuing operations before income taxes....     77.4       65.7       238.9      211.2

  Income taxes...........................................     22.7       21.8        75.9       69.6
                                                            ------     ------    --------   --------
Income from continuing operations........................     54.7       43.9       163.0      141.6
Discontinued operations, net of tax:
  Amortization of deferred gain on sale..................      1.5        1.4         4.7        4.1
                                                            ------     ------    --------   --------
Net income...............................................   $ 56.2     $ 45.3    $  167.7   $  145.7
                                                            ======     ======    ========   ========

SEE CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

                          CONSOLIDATED BALANCE SHEETS
                         (MILLIONS, EXCEPT SHARE DATA)

                                                              SEPTEMBER 30,    DECEMBER 31,
                                                                   2000            1999
                                                              --------------   -------------
                                                               (UNAUDITED)
                                           ASSETS
Investments:
  Debt securities available for sale, at fair value
    (amortized cost: $11,193.0 and $11,657.9)...............     $11,075.8       $11,410.1
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost: $107.9 and
      $134.7)...............................................         101.0           130.9
    Investment in affiliated mutual funds (cost: $13.0 and
      $63.5)................................................          18.7            64.1
    Common stock (cost: $5.6 and $6.7)......................          13.0            11.5
  Short-term investments....................................          81.5            74.2
  Mortgage loans............................................           4.6             6.7
  Policy loans..............................................         338.6           314.0
  Other investments.........................................          13.5            13.2
                                                                 ---------       ---------
Total investments...........................................      11,646.7        12,024.7
  Cash and cash equivalents.................................         987.3           694.4
  Short-term investments under securities loan agreement....         753.3           232.5
  Accrued investment income.................................         148.7           150.7
  Premiums due and other receivables........................          97.3           298.3
  Reinsurance recoverable...................................       3,003.4         3,001.2
  Deferred income taxes.....................................          93.7           150.4
  Deferred policy acquisition costs.........................       1,155.2         1,046.4
  Other assets..............................................         108.3            96.5
  Separate Accounts assets..................................      40,059.6        38,692.6
                                                                 ---------       ---------
Total assets................................................     $58,053.5       $56,387.7
                                                                 =========       =========

                            LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................     $ 3,938.2       $ 3,850.4
  Unpaid claims and claim expenses..........................          29.3            27.3
  Policyholders' funds left with the Company................      10,887.4        11,121.7
                                                                 ---------       ---------
Total insurance reserve liabilities.........................      14,854.9        14,999.4
  Payables under securities loan agreement..................         753.3           232.5
  Current income taxes......................................          13.3            14.7
  Other liabilities.........................................         797.9         1,062.8
  Separate Accounts liabilities.............................      40,059.6        38,692.6
                                                                 ---------       ---------
Total liabilities...........................................      56,479.0        55,002.0
                                                                 =========       =========
Shareholder's equity:
  Common stock, par value $50 (100,000 shares authorized;
    55,000 shares issued and outstanding)...................           2.8             2.8
  Paid-in capital...........................................         431.9           431.9
  Accumulated other comprehensive loss......................         (14.5)          (44.8)
  Retained earnings.........................................       1,154.3           995.8
                                                                 ---------       ---------
Total shareholder's equity..................................       1,574.5         1,385.7
                                                                 ---------       ---------
Total liabilities and shareholder's equity..................     $58,053.5       $56,387.7
                                                                 =========       =========

SEE CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (MILLIONS)

                                                                  NINE MONTHS ENDED
                                                                    SEPTEMBER 30,
                                                              -------------------------
                                                                 2000          1999
                                                              -----------   -----------
                                                              (UNAUDITED)   (UNAUDITED)
Shareholder's equity, beginning of period...................    $1,385.7      $1,394.5

Comprehensive income:
  Net income................................................       167.7         145.7
  Other comprehensive income (loss), net of tax:
    Unrealized gains (losses) on securities $46.6, (($200.5)
      pretax) (1)...........................................        30.3        (130.3)
                                                                --------      --------
Total comprehensive income..................................       198.0          15.4
                                                                --------      --------
Other changes...............................................         0.9           0.5

Common stock dividends......................................       (10.1)        (29.8)
                                                                --------      --------
Shareholder's equity, end of period.........................    $1,574.5      $1,380.6
                                                                ========      ========

(1) Net of reclassification adjustments.

SEE CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (MILLIONS)

                                                                  NINE MONTHS ENDED
                                                                    SEPTEMBER 30,
                                                              -------------------------
                                                                 2000          1999
                                                              -----------   -----------
                                                              (UNAUDITED)   (UNAUDITED)
Cash Flows from Operating Activities:
  Net income................................................   $   167.7     $   145.7
  Adjustments to reconcile net income to net cash provided
    by (used for) operating activities:
    Net accretion of discount on investments................       (25.2)        (20.6)
    Amortization of deferred gain on sale...................        (4.7)         (4.1)
    Net realized capital losses.............................        23.1           5.4
    Changes in assets and liabilities:
      Decrease (increase) in accrued investment income......         2.0         (11.4)
      Decrease in premiums due and other receivables........        13.2          31.6
      Increase in policy loans..............................       (24.6)        (16.7)
      Increase in deferred policy acquisition costs.........      (108.8)       (114.7)
      Increase (decrease) in universal life account
        balances............................................        21.0        (220.5)
      Increase in other insurance reserve liabilities.......        84.6         232.1
      Net (decrease) in other liabilities and other
        assets..............................................       (69.0)        (75.5)
      Increase (decrease) in income taxes...................        36.6        (280.1)
                                                               ---------     ---------
Net cash provided by (used for) operating activities........       115.9        (328.8)
                                                               ---------     ---------
Cash Flows from Investing Activities:
    Proceeds from sales of:
      Debt securities available for sale....................     9,074.5       4,017.1
      Equity securities.....................................       107.4          89.9
      Mortgage loans........................................         2.1           2.3
    Investment maturities and collections of:
      Debt securities available for sale....................       488.0         995.2
      Short-term investments................................        57.2          60.6
    Cost of investment purchases in:
      Debt securities available for sale....................    (9,128.6)     (4,805.5)
      Equity securities.....................................       (16.5)         (9.4)
      Short-term investments................................       (89.9)        (68.4)
    Decrease in property and equipment......................         2.9           7.6
    Other, net..............................................        (4.6)          6.2
                                                               ---------     ---------
Net cash provided by investing activities...................       492.5         295.6
                                                               ---------     ---------
Cash Flows from Financing Activities:
    Deposits and interest credited for investment
      contracts.............................................     1,275.1       1,576.5
    Withdrawals of investment contracts.....................    (1,606.9)     (1,308.4)
    Dividends paid to shareholder...........................       (10.1)       (235.8)
    Other, net..............................................        24.4         170.4
                                                               ---------     ---------
Net cash (used for) provided by financing activities........      (317.5)        202.7
                                                               ---------     ---------
Net increase in cash and cash equivalents...................       290.9         169.5
Effect of exchange rate changes on cash and cash
  equivalents...............................................         2.0            --
Cash and cash equivalents, beginning of period..............       694.4         629.4
                                                               ---------     ---------
Cash and cash equivalents, end of period....................   $   987.3     $   798.9
                                                               =========     =========
Supplemental cash flow information:
    Income taxes paid, net..................................   $    39.4     $   315.6
                                                               =========     =========

SEE CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

              CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                                  (UNAUDITED)

(1) BASIS OF PRESENTATION

    The consolidated financial statements include Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA"), Aetna Investment Adviser Holding Company, Inc.
("IA Holdco") and Aetna Investment Services, Inc. (collectively, the "Company"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement
Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna"). On June 30, 2000 HOLDCO contributed Aetna Investment Services, Inc. ("AISI") to the Company. (Refer to note 2). The Company has two business segments: Financial Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations.

    These consolidated financial statements have been prepared in accordance with generally accepted accounting principles and are unaudited. The contribution of IA Holdco to the Company, which occurred on July 1, 1999, and the contribution of AISI to the Company were each accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of IA Holdco and AISI. Certain reclassifications have been made to 1999 financial information to conform to the 2000 presentation. These interim statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes as presented in ALIAC's 1999 Annual Report on Form 10-K. Certain financial information that is normally included in annual financial statements prepared in accordance with generally accepted accounting principles, but that is not required for interim reporting purposes, has been condensed or omitted.

(2) CONTRIBUTION OF AISI FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AISI to the Company. AISI is registered with the Securities Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/ dealer. The principal operation of AISI is the sale of fixed and variable annuities and mutual funds through its registered representatives.

(3) RECENT DEVELOPMENTS

    AGREEMENT TO SELL AETNA FINANCIAL SERVICES AND AETNA INTERNATIONAL

    On July 20, 2000, Aetna Inc. ("Aetna"), the ultimate parent of the Company, announced that it reached a definitive agreement to sell its Aetna Financial Services and Aetna International businesses to ING Groep N.V. ("ING") in a transaction valued at approximately $7.7 billion. The Company is part of the Aetna Financial Services business and will be included in the sale to ING. Under the terms of the agreement, in two effectively simultaneous steps: (1) Aetna will spin off to its shareholders the shares of a standalone health company that will be comprised primarily of its Aetna U.S. Healthcare

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

        CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                  (UNAUDITED)

(3) RECENT DEVELOPMENTS (CONTINUED)
and Large Case Pensions businesses; and (2) Aetna, which then will be comprised of Aetna Financial Services and Aetna International, will merge with a newly formed subsidiary of ING.

    Aetna's goal is to close the transaction, which is subject to receipt of required shareholder, regulatory and other consents and approvals, as well as other closing conditions, by year-end 2000. An Aetna shareholders' meeting has been scheduled for November 30, 2000 to consider the transaction and certain other matters. The full impact of the sale to ING on the Company's financial position and results of operations cannot be determined at this time.

(4) NEW ACCOUNTING STANDARD

    On January 1, 2000, the Company adopted Statement of Position 98-7, Deposit
Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, issued by the American Institute of Certified Public Accountants. This statement provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. The adoption of this standard had no impact on the Company's financial position or results of operations.

(5) FUTURE ACCOUNTING STANDARD

    In September 2000, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities which replaces FAS No. 125, Accounting for Transfers and Services of Financial Assets and Extinguishments of Liabilities. This standard revises the methods for accounting for securitizations and other transfers of financial assets and collateral as outlined in FAS No. 125, and requires certain additional disclosures. For transfers and servicing of financial assets and extinguishments of liabilities, this standard will be effective for the Company's June 30, 2001 financial statements. However, for disclosures regarding securitizations and collateral, as well as recognition and reclassification of collateral, this standard will be effective for the Company's December 31, 2000 financial statements. The Company is currently evaluating the impact of the adoption of this standard, however it does not expect the adoption of this standard to have a material effect on its financial position or results of operations.

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. In June 2000, further guidance related to accounting for derivative instruments and hedging activities was provided when the FASB issued FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FASB Statement No. 133. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact of FAS No. 133, as amended, on the Company's financial statements will vary based on certain factors including future interpretive guidance from the FASB, the

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

        CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                  (UNAUDITED)

(5) FUTURE ACCOUNTING STANDARD (CONTINUED) extent of the Company's hedging activities, the types of hedging instruments used and the effectiveness of such instruments. The Company is evaluating the impact of the adoption of this standard, as amended, and currently does not believe that it will have a material effect on the Company's financial position or results of operations.

(6) ADDITIONAL INFORMATION -- ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

    Changes in accumulated other comprehensive income (loss) related to changes in unrealized gains (losses) on securities (excluding those related to experience-rated contractholders) were as follows:

                                                                  NINE MONTHS ENDED SEPTEMBER 30,
                                                              ---------------------------------------
(MILLIONS)                                                              2000          1999
-----------------------------------------------------------------------------------------------------
 Unrealized holding gains (losses) arising during the
  period (1)................................................           $31.7        $(120.4)
 Less: reclassification adjustments for accretion of net
   investment discounts and gains included in net
   income (2)...............................................             1.4            9.9
-----------------------------------------------------------------------------------------------------
 Net unrealized gains (losses) on securities................           $30.3        $(130.3)
=====================================================================================================

(1) Pretax unrealized holding gains (losses) arising during the period were $48.7 million and $(185.3) million for the nine months ended September 30, 2000 and September 30, 1999, respectively.

(2) Pretax reclassification adjustments for accretion of net investment discounts and gains included in net income for the period were $2.1 million and $15.2 million for the nine months ended September 30, 2000 and September 30, 1999, respectively.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

        CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                  (UNAUDITED)

(7) SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations for the three months ended September 30, was as follows:

                                                                 INVESTMENT
                                                  FINANCIAL      MANAGEMENT      DISCONTINUED
(MILLIONS)                                      PRODUCTS (1)    SERVICES (1)    OPERATIONS (1)    OTHER (1)      TOTAL
---------------------------------------------------------------------------------------------------------------------------------
 2000
 Revenues from external customers.............    $  182.4          $36.4             $ --          $(13.1)    $  205.7
 Net investment income........................       230.0            0.9               --             1.0        231.9
---------------------------------------------------------------------------------------------------------------------------------
 Total revenue excluding net realized capital
  losses......................................    $  412.4          $37.3             $ --          $(12.1)    $  437.6
=================================================================================================================================
 Operating earnings (2).......................    $   55.0          $ 9.2             $ --          $ (2.2)    $   62.0
 Net realized capital losses, net of tax......        (7.3)            --               --              --         (7.3)
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from continuing operations.....        47.7            9.2               --            (2.2)        54.7
 Discontinued operations, net of tax:
    Amortization of deferred gain on sale.....          --             --              1.5              --          1.5
---------------------------------------------------------------------------------------------------------------------------------
 Net income (loss)............................    $   47.7          $ 9.2             $1.5          $ (2.2)    $   56.2
=================================================================================================================================
 1999
 Revenues from external customers.............    $  144.1          $29.8             $ --          $(11.0)    $  162.9
 Net investment income........................       229.3            0.4               --             0.9        230.6
---------------------------------------------------------------------------------------------------------------------------------
 Total revenue excluding net realized capital
  losses......................................    $  373.4          $30.2             $ --          $(10.1)    $  393.5
=================================================================================================================================
 Operating earnings (2).......................    $   47.9          $ 7.5             $ --          $ (4.3)    $   51.1
 Net realized capital losses, net of tax......        (7.2)            --               --              --         (7.2)
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from continuing operations.....        40.7            7.5               --            (4.3)        43.9
 Discontinued operations, net of tax:
    Amortization of deferred gain on sale.....          --             --              1.4              --          1.4
---------------------------------------------------------------------------------------------------------------------------------
 Net income (loss)............................    $   40.7          $ 7.5             $1.4          $ (4.3)    $   45.3
=================================================================================================================================

(1) Financial Products include: deferred and immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and an affiliate's separate accounts; and trustee, administrative and other services to retirement plans. Discontinued Operations include life insurance products. Other includes consolidating adjustments and Year 2000 costs of $2.6 million in 1999.

(2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

        CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                  (UNAUDITED)

(7) SEGMENT INFORMATION (CONTINUED)
    Summarized financial information for the Company's principal operations for the nine months ended September 30, was as follows:

                                                                 INVESTMENT
                                                  FINANCIAL      MANAGEMENT      DISCONTINUED
(MILLIONS)                                      PRODUCTS (1)    SERVICES (1)    OPERATIONS (1)    OTHER (1)      TOTAL
---------------------------------------------------------------------------------------------------------------------------------
 2000
 Revenues from external customers.............    $  519.6         $104.2             $ --          $(38.2)    $  585.6
 Net investment income........................       676.4            2.1               --             3.0        681.5
---------------------------------------------------------------------------------------------------------------------------------
 Total revenue excluding net realized capital
    (losses) gains............................    $1,196.0         $106.3             $ --          $(35.2)    $1,267.1
=================================================================================================================================
 Operating earnings (2).......................    $  158.1         $ 25.7             $ --          $ (5.8)    $  178.0
 Net realized capital (losses) gains, net of
  tax.........................................       (15.1)           0.1               --              --        (15.0)
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from continuing operations.....       143.0           25.8               --            (5.8)       163.0
 Discontinued operations, net of tax:
    Amortization of deferred gain on sale.....          --             --              4.7              --          4.7
---------------------------------------------------------------------------------------------------------------------------------
 Net income (loss)............................    $  143.0         $ 25.8             $4.7          $ (5.8)    $  167.7
=================================================================================================================================
 1999
 Revenues from external customers.............    $  399.1         $ 86.4             $ --          $(33.3)    $  452.2
 Net investment income........................       665.2            1.0               --             2.6        668.8
---------------------------------------------------------------------------------------------------------------------------------
 Total revenue excluding net realized capital
  losses......................................    $1,064.3         $ 87.4             $ --          $(30.7)    $1,121.0
=================================================================================================================================
 Operating earnings (2).......................    $  142.6         $ 21.1             $ --          $(18.6)    $  145.1
 Net realized capital losses, net of tax......        (3.5)            --               --              --         (3.5)
---------------------------------------------------------------------------------------------------------------------------------
 Income from continuing operations............       139.1           21.1               --           (18.6)       141.6
 Discontinued operations, net of tax:
    Amortization of deferred gain on sale.....          --             --              4.1              --          4.1
---------------------------------------------------------------------------------------------------------------------------------
 Net income (loss)............................    $  139.1         $ 21.1             $4.1          $(18.6)    $  145.7
=================================================================================================================================

(1) Financial Products include: deferred and immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds and programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, investment advisory services and pension plan administrative services. Investment Management Services include the following services: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and an affiliate's separate accounts; and trustee, administrative and other services to retirement plans. Discontinued Operations include life insurance products. Other includes consolidating adjustments and Year 2000 costs of $13.0 million in 1999.

(2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

        CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                  (UNAUDITED)

(8) COMMITMENTS AND CONTINGENT LIABILITIES

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments between the time that the Company enters into the commitments and the specified future date on which the Company must purchase or sell the securities, as the case may be. As of September 30, 2000, there were no such off-balance sheet commitments.

    LITIGATION

    In recent years, several life insurance and annuity companies have been named as defendants in class action lawsuits relating to life insurance and annuity pricing and sales practices. The Company has been a defendant in two such lawsuits.

    A purported class action complaint was filed in the Circuit Court of Lauderdale County, Alabama on March 28, 2000 by Loretta Shaner against ALIAC (the "Shaner Complaint"). This case was removed to the United States District Court for the Northern District of Alabama. The Shaner Complaint sought unspecified compensatory damages from ALIAC and unnamed affiliates of ALIAC. The Shaner Complaint claimed that ALIAC's sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (e.g., IRAs) was improper. On August 31, 2000, the Court entered an order and judgement dismissing the case. The case has been refiled as an individual action in the Alabama state court.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

    The Company is also involved in numerous other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of the litigation against the Company referred to in this paragraph cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, the litigation referred to in this paragraph is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

(9) DIVIDENDS

    During 2000, the Company paid $10.1 million in dividends to HOLDCO, which did not require approval from the Insurance Commissioner of the State of Connecticut.

X.89953-00                                                         December 2000